Note Debt Securities Available for Sale (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of debt securities AFS) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2018		Dec. 31, 2017
Debt Securities, Available-for-sale
Debt securities available-for-sale, at fair value	$ 13,300,184		$ 10,176,923
Gross Unrealized Gains	30,929		25,461
Gross Unrealized Losses	209,307		133,085
Amortized Cost	13,478,562	[1]	10,284,547	[2]
Amortized cost
Amortized cost - Within 1 year	3,778,953
Amortized cost - After 1 to 5 years	4,622,035
Amortized cost - After 5 to 10 years	727,848
Amortized cost - After 10 years	4,349,726
Amortized Cost	13,478,562		10,284,547
Gross unrealized gains
Gross unrealized gains	30,929		25,461
Gross unrealized loss
Gross unrealized losses	209,307		133,085
Fair Value
Fair value - Within 1 year	3,772,340
Fair value - After 1 to 5 years	4,598,227
Fair value - After 5 to 10 years	719,497
Fair value - After 10 years	4,210,120
Fair Value	$ 13,300,184		$ 10,176,923
Weighted average yield
Weighted Average Yield	2.25%		1.96%
US Treasury Securities
Amortized cost
Amortized cost - Within 1 year	$ 3,565,571		$ 1,112,791
Amortized cost - After 1 to 5 years	4,483,741		2,550,116
Amortized cost - After 5 to 10 years	245,891		293,579
Amortized Cost	8,295,203		3,956,486
Gross unrealized gains
Gross unrealized gain - Within 1 year	108		8
Gross unrealized gain - After 1 to 5 years	13,647		0
Gross unrealized gain - After 5 to 10 years	3,770		281
Gross unrealized gains	17,525		289
Gross unrealized loss
Gross unrealized losses - Within 1 year	5,319		2,101
Gross unrealized losses - After 1 to 5 years	35,213		26,319
Gross unrealized losses - After 5 to 10 years	0		191
Gross unrealized losses	40,532		28,611
Fair Value
Fair value - Within 1 year	3,560,360		1,110,698
Fair value - After 1 to 5 years	4,462,175		2,523,797
Fair value - After 5 to 10 years	249,661		293,669
Fair Value	$ 8,272,196		$ 3,928,164
Weighted average yield
Weighted average yield - Within 1 year	2.10%		1.06%
Weighted average yield - After 1 to 5 years	2.25%		1.55%
Weighted average yield - After 5 to 10 years	2.84%		2.24%
Weighted Average Yield	2.21%		1.46%
Obligations of U.S. Government sponsored entities
Amortized cost
Amortized cost - Within 1 year	$ 212,951		$ 276,304
Amortized cost - After 1 to 5 years	123,857		336,922
Amortized Cost	336,808		613,226
Gross unrealized gains
Gross unrealized gain - Within 1 year	0		21
Gross unrealized gain - After 1 to 5 years	1		22
Gross unrealized gains	1		43
Gross unrealized loss
Gross unrealized losses - Within 1 year	1,406		818
Gross unrealized losses - After 1 to 5 years	2,094		3,518
Gross unrealized losses	3,500		4,336
Fair Value
Fair value - Within 1 year	211,545		275,507
Fair value - After 1 to 5 years	121,764		333,426
Fair Value	$ 333,309		$ 608,933
Weighted average yield
Weighted average yield - Within 1 year	1.44%		1.26%
Weighted average yield - After 1 to 5 years	1.51%		1.48%
Weighted Average Yield	1.47%		1.38%
Obligations of Puerto Rico, States and political subdivisions
Amortized cost
Amortized cost - After 1 to 5 years	$ 6,926		$ 6,668
Amortized Cost	6,926		6,668
Gross unrealized gains
Gross unrealized gain - After 1 to 5 years	0		0
Gross unrealized gains	0		0
Gross unrealized loss
Gross unrealized losses - After 1 to 5 years	184		59
Gross unrealized losses	184		59
Fair Value
Fair value - After 1 to 5 years	6,742		6,609
Fair Value	$ 6,742		$ 6,609
Weighted average yield
Weighted average yield - After 1 to 5 years	0.70%		2.30%
Weighted Average Yield	0.70%		2.30%
Collateralized Mortgage Obligations - Federal agencies
Amortized cost
Amortized cost - Within 1 year			$ 40
Amortized cost - After 1 to 5 years	$ 749		16,972
Amortized cost - After 5 to 10 years	115,744		36,186
Amortized cost - After 10 years	638,995		914,568
Amortized Cost	755,488		967,766
Gross unrealized gains
Gross unrealized gain - Within 1 year			0
Gross unrealized gain - After 1 to 5 years	0		173
Gross unrealized gain - After 5 to 10 years	1		57
Gross unrealized gain - After 10 years	1,584		2,789
Gross unrealized gains	1,585		3,019
Gross unrealized loss
Gross unrealized losses - Within 1 year			0
Gross unrealized losses - After 1 to 5 years	7		75
Gross unrealized losses - After 5 to 10 years	4,715		526
Gross unrealized losses - After 10 years	23,680		26,431
Gross unrealized losses	28,402		27,032
Fair Value
Fair value - Within 1 year			40
Fair value - After 1 to 5 years	742		17,070
Fair value - After 5 to 10 years	111,030		35,717
Fair value - After 10 years	616,899		890,926
Fair Value	$ 728,671		$ 943,753
Weighted average yield
Weighted average yield - Within 1 year			2.60%
Weighted average yield - After 1 to 5 years	1.92%		2.90%
Weighted average yield - After 5 to 10 years	1.71%		2.31%
Weighted average yield - After 10 years	2.10%		2.01%
Weighted Average Yield	2.04%		2.03%
Mortgage Backed Securities
Amortized cost
Amortized cost - Within 1 year	$ 431		$ 484
Amortized cost - After 1 to 5 years	6,762		14,599
Amortized cost - After 5 to 10 years	365,727		339,161
Amortized cost - After 10 years	3,710,731		4,385,368
Amortized Cost	4,083,651		4,739,612
Gross unrealized gains
Gross unrealized gain - Within 1 year	4		8
Gross unrealized gain - After 1 to 5 years	43		206
Gross unrealized gain - After 5 to 10 years	1,090		2,390
Gross unrealized gain - After 10 years	10,679		19,493
Gross unrealized gains	11,816		22,097
Gross unrealized loss
Gross unrealized losses - Within 1 year	0		0
Gross unrealized losses - After 1 to 5 years	1		211
Gross unrealized losses - After 5 to 10 years	8,499		3,765
Gross unrealized losses - After 10 years	128,189		69,071
Gross unrealized losses	136,689		73,047
Fair Value
Fair value - Within 1 year	435		492
Fair value - After 1 to 5 years	6,804		14,594
Fair value - After 5 to 10 years	358,318		337,786
Fair value - After 10 years	3,593,221		4,335,790
Fair Value	$ 3,958,778		$ 4,688,662
Weighted average yield
Weighted average yield - Within 1 year	4.30%		4.23%
Weighted average yield - After 1 to 5 years	2.74%		3.50%
Weighted average yield - After 5 to 10 years	2.19%		2.21%
Weighted average yield - After 10 years	2.45%		2.46%
Weighted Average Yield	2.43%		2.44%
Other
Amortized cost
Amortized cost - After 5 to 10 years	$ 486		$ 789
Amortized Cost	486		789
Gross unrealized gains
Gross unrealized gain - After 5 to 10 years	2		13
Gross unrealized gains	2		13
Gross unrealized loss
Gross unrealized losses - After 5 to 10 years	0		0
Gross unrealized losses	0		0
Fair Value
Fair value - After 5 to 10 years	488		802
Fair Value	$ 488		$ 802
Weighted average yield
Weighted average yield - After 5 to 10 years	3.62%		3.62%
Weighted Average Yield	3.62%		3.62%

[1]
Includes $8.9 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $7.9 billion serve as collateral for public funds.

[2]
Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.